Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Brookfield Business Partners L.P.
Entity Central Index Key	0001654795
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	80,890,655
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No